Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies [Abstract]
Schedule of property and equipment, net
Useful Life in Years
Computers and software	3
Office furniture and equipment	7-3

Schedule of estimated useful lives of the right of use assets
Years
Property	1.3 - 6
Motor vehicles	3